Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
(3)	Fair Value Measurements
The Company uses a three-level hierarchy, which prioritizes, within the measurement of fair value, the use of market-based information over entity-specific information for fair value measurement based on the nature of inputs used in the valuation of an asset or liability as of the measurement date. Fair value focuses on an exit price and is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risk associated with those financial instruments.
The three-level hierarchy for fair value measurements is defined as follows:
Level
 1:
Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
 2:
Inputs to the valuation methodology included quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level
 3:
Inputs to the valuation methodology, which are significant to the fair value measurement, are unobservable.
An asset or liability’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring bases as of June 30, 2021 and December 31, 2020:

	As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$783,108	$—	$—	$783,108

Total cash equivalents	$783,108	$—	$—	$783,108

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$387,464	$—	$—	$387,464

Total cash equivalents	$387,464	$—	$—	$387,464

Reinvent Technology Partners Y [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
Note 9—Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$977,543,775	$—	$—
Liabilities:
Derivative warrant liabilities – public warrants	$22,008,700	$—	$—
Derivative warrant liabilities – private warrants	$—	$—	$16,905,970
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in May 2021, when the Public Warrants were separately listed and traded.
Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields and quoted market prices from dealers or brokers.
The fair value of the Public Warrants and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently and the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model at each subsequent measurement date. For the three and six months ended June 30, 2021, the Company recognized a charge to the condensed consolidated statement of operations resulting from an increase in the fair value of liabilities of approximately $2.8 million and $3.8 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying condensed consolidated statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
T
he following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of June 30, 2021
Stock price	$9.89
Volatility	22.8%
Expected life of the options to convert	6.21
Risk-free rate	1.07%
Dividend yield	—
The change in the fair value of the Level 3 derivative warrant liabilities for three months ended June 30, 2021 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at December 31, 2020	$—	$—	$—
Issuance of derivative warrant liabilities	19,769,110	15,391,590	35,160,700
Transfer of Public Warrants to Level 1	(22,008,700)	—	(22,008,700)
Change in fair value of derivative warrant liabilities	2,239,590	1,514,380	3,753,970

Derivative warrant liabilities at June 30, 2021	$—	$16,905,970	$16,905,970